JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 84.2%(a)
Aerospace & Defense — 1.5%
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/4/2024(b)(c)	1,913	1,852
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(b)(c)	1,521	1,532
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 12/9/2025(b)	5,845	5,659

		9,043

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 2/24/2025(b)	1,348	1,333

Airlines — 0.6%
JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(b)	1,486	1,509
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)	2,635	2,468

		3,977

Auto Components — 1.5%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.41%, 5/6/2024(b)	2,611	2,602
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 10/1/2025(b)	3,457	3,313
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/2024(b)	3,329	3,256

		9,171

Automobiles — 0.6%
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 8/14/2024(b)	4,034	3,890

Building Products — 0.5%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 7/31/2026(b)	1,510	1,507
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 11/21/2024(b)	1,837	1,802

		3,309

Chemicals — 3.2%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024(b)	2,312	2,271
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(b)	4,563	4,517
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(b)	2,278	2,258
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 5/15/2024(b)	3,435	3,326
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	2,403	2,325
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	2,205	1,742
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 9/6/2024(b)	1,926	1,888
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.18%, 9/23/2024(b)	1,758	1,733

		20,060

Commercial Services & Supplies — 1.0%
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/2026(b)	6,367	6,327

Communications Equipment — 1.9%
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 10/1/2026(b)	4,245	4,171
APi Group DE, Inc., Term B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/1/2026(b)	732	722
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 4/6/2026(b)	6,419	6,303
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 7/2/2025(b)	663	639

		11,835

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Construction & Engineering — 1.0%
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; 3-MONTH PRIME + 2.00%), 3.23%, 7/24/2026(b)(c)	3,120	3,105
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 1/24/2027(b)	3,333	3,268

		6,373

Construction Materials — 0.4%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(b)	2,553	2,529

Containers & Packaging — 3.4%
Berry Plastics Corp., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 10/1/2022(b)	677	674
Berry Plastics Corp., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 1/19/2024(b)	1,679	1,663
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(b)	4,092	3,891
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(b)	3,991	3,950
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(b)	4,021	4,014
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/5/2026(b)	3,320	3,263
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 2/5/2023(b)	1,702	1,679
Ring Container Technologies Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/31/2024(b)	1,760	1,718

		20,852

Diversified Consumer Services — 2.0%
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 7/10/2026(b)(c)	2,821	2,802
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.47%, 5/13/2027(b)	3,220	3,172
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 8/24/2026(b)	1,775	1,473
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 1 Month + 3.25%), 3.40%, 7/17/2025(b)	4,820	4,756

		12,203

Diversified Financial Services — 1.5%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(b)	3,142	3,130
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(b)	4,771	4,764
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(b)	1,580	1,469

		9,363

Diversified Telecommunication Services — 5.8%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 3/15/2027(b)(c)	8,942	8,734
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(b)	6,511	6,506
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(b)	2,804	2,701
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(b)	4,348	4,302
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)	13,550	13,700

		35,943

Electric Utilities — 2.2%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 1/15/2025(b)	3,340	3,290
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 2/16/2026(b)	2,871	2,846
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 12/13/2025(b)	1,657	1,620

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(b)	2,677	2,413
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(b)	151	136
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.50%, 6/18/2025(b)	3,182	3,202

		13,507

Electrical Equipment — 1.6%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025(b)	5,569	5,511
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(b)	4,468	4,394

		9,905

Entertainment — 0.6%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 3/1/2025(b)	2,650	2,564
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(b)	1,391	1,274

		3,838

Equity Real Estate Investment Trusts (REITs) — 1.0%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 9/18/2026(b)	29	28
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 8/27/2025(b)	3,060	2,811
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 12/20/2024(b)	3,445	3,354

		6,193

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.14%, 2/3/2024(b)	1,308	1,303
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(b)	1,670	1,670
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(b)	3,456	3,007
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 10/22/2025(b)	1,760	1,746

		7,726

Food Products — 3.7%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(b)	2,220	2,222
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 10/10/2026(b)	1,615	1,607
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(b)	9,887	9,787
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.83%, 5/23/2025(b)	1,662	1,625
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025(b)	3,307	3,266
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 5/1/2026(b)	3,010	2,963
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027(b)	1,610	1,605

		23,075

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(b)(c)	3,100	3,096

Health Care Providers & Services — 6.1%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(b)	2,190	2,160
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023(b)	2,563	2,530
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 8/31/2026(b)(c)	1,297	1,243

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 8/31/2026(b)(c)	500	479
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 10/10/2025(b)	4,364	3,546
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 11/16/2025(b)	2,679	2,638
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(b)(c)	4,558	4,491
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 3/31/2027(b)	1,321	1,302
Pathway Vet Alliance LLC, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 4.00%), 4.15%, 3/31/2027(b)(c)	46	46
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 9.00%, 9/25/2027(b)(c)	2,140	2,120
PetVet Care Centers LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.90%, 2/14/2025(b)	2,019	1,966
(ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/14/2025(b)	755	738
PetVet Care Centers LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 2/14/2025(b)	943	937
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	4,051	3,523
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.40%, 3/6/2026(b)	1,770	1,741
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 6/26/2026(b)(c)	2,208	2,188
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(b)	5,996	5,988

		37,636

Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 11/19/2026(b)	3,345	3,248
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 12/23/2024(b)	2,089	2,020
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 11/4/2025(b)(c)	2,095	2,080
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.97%, 9/18/2024(b)	1,745	1,545
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023(b)	3,483	3,244
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023(b)	1,970	1,875
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	5,402	5,302
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/1/2025(b)(c)	1,320	1,310
Stars Group Holdings BV, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 7/10/2025(b)	940	941
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(b)	3,293	3,258
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.89%, 7/31/2026(b)	1,396	1,371

		26,194

Household Products — 1.0%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 9/26/2024(b)	3,338	3,263
KIK Custom Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(b)	2,844	2,833

		6,096

Independent Power and Renewable Electricity Producers — 0.6%
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/28/2024(b)	2,507	2,500
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 8/28/2025(b)	1,313	1,308

		3,808

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Insurance — 1.8%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 8/4/2025(b)	2,296	2,308
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 11/3/2023(b)	1,737	1,718
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 11/3/2024(b)	3,426	3,389
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.96%, 4/25/2025(b)	3,860	3,763

		11,178

Interactive Media & Services — 0.4%
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(b)	2,398	2,381

IT Services — 1.8%
Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 11/24/2027(b)(c)	2,155	2,147
Go Daddy Group, Inc. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 2/15/2024(b)	2,695	2,652
RSA Security LLC, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.00%, 12/1/2028(b)	2,372	2,363
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(b)	4,144	4,068

		11,230

Leisure Products — 1.9%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 5/24/2027(b)	1,794	1,738
Bombardier Recreational Products, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 1/1/2038(b)	888	900
Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	2,466	2,397
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(d)	5,170	2,585
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(d)	21,042	—	(e)
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.65%, 12/22/2025(b)	3,405	3,197
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(b)	1,034	997

		11,814

Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(b)	3,903	3,888

Machinery — 1.8%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)(c)	3,065	3,056
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 3/1/2027(b)	723	719
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/30/2025(b)(c)	2,806	2,779
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)	2,469	2,389
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025(b)(c)	2,566	2,465

		11,408

Media — 9.2%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.89%, 7/15/2025(b)(c)	4,224	4,059

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 11/18/2024(b)	2,860	2,758
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 2.77%, 2/28/2025(b)	1,642	1,254
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.71%, 8/21/2026(b)	9,731	9,147
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.39%, 7/17/2025(b)	5,415	5,272
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.39%, 1/15/2026(b)(c)	4,085	3,973
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025(b)	3,646	3,581
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.40%, 2/7/2024(b)	1,120	1,099
(ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/2/2026(b)	1,713	1,686
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 5/1/2026(b)	4,100	3,962
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(b)	910	896
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/31/2025(b)	2,482	2,436
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025(b)	1,102	1,101
MidContinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 8/15/2026(b)	1,928	1,913
Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.40%, 1/17/2024(b)	1,358	1,339
(ICE LIBOR USD 1 Month + 2.75%), 2.90%, 9/18/2026(b)	4,027	3,974
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 1 Month + 3.69%), 3.83%, 1/31/2026(b)(c)	4,392	4,319
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 11/8/2024(b)	1,722	1,664
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(b)	2,400	2,328

		56,761

Metals & Mining — 0.4%
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.57%, 6/30/2027(b)	2,224	2,217

Oil, Gas & Consumable Fuels — 2.5%
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 11/1/2026(b)	2,836	2,810
California Resources Corp., Term Loan B-2 (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 10/27/2025‡(b)	678	678
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(b)	2,043	1,779
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 10/1/2025(b)	2,675	2,569
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(b)(c)	3,411	2,474
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(b)	1,467	1,404
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 9/29/2025(b)	1,942	1,911
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/22/2026(b)	1,708	1,624

		15,249

Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 9/7/2027(b)	3,210	3,213

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 3.6%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(b)(c)	8,529	8,261
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/2024(b)	2,050	1,987
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.14%, 6/2/2025(b)(c)	12,345	12,191

		22,439

Professional Services — 0.5%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 2/6/2026(b)	3,170	3,148

Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(b)(c)	3,839	3,695

Road & Rail — 1.4%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.22%, 12/30/2026(b)	3,606	3,577
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023(b)(c)	5,397	5,212

		8,789

Software — 5.8%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	3,054	3,008
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	408	407
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 4/22/2027(b)	2,053	2,050
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(b)(c)	3,060	3,048
Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 12/1/2023(b)	3,286	3,279
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(b)	1,870	1,859
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(b)(c)	4,765	4,681
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.89%, 8/31/2027(b)	2,330	2,301
Misys Group Ltd., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(b)	1,647	1,594
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(b)	2,188	2,170
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 6/1/2026(b)	2,814	2,735
Qlik Technologies, Inc.,1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 4/26/2024(b)(c)	1,553	1,521
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(b)	1,741	1,711
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(b)	1,318	1,296
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.90%, 5/4/2026(b)	2,381	2,365
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(b)	1,955	1,957

		35,982

Specialty Retail — 2.2%
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(b)(c)	559	558
American Bath Group LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(b)(c)	186	186
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(b)(f)	2,698	2,167
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 6.00%), 6.15%, 10/16/2026(b)	2,448	2,426

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(b)	4,795	4,767
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026(b)(c)	3,547	3,415

		13,519

Technology Hardware, Storage & Peripherals — 1.1%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 12/22/2025(b)	4,145	4,075
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025(b)	1,578	1,524
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.46%, 5/18/2026(b)	1,089	1,030

		6,629

Textiles, Apparel & Luxury Goods — 0.3%
Samsonite International SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/25/2025(b)	1,658	1,566

TOTAL LOAN ASSIGNMENTS (Cost $533,665)		522,388

CORPORATE BONDS — 8.8%
Auto Components — 0.5%
Adient US LLC 7.00%, 5/15/2026(g)	790	857
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	2,000	2,050

		2,907

Chemicals — 0.4%
Trinseo Materials Operating SCA 5.38%, 9/1/2025(g)	2,250	2,301

Commercial Services & Supplies — 0.3%
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 2.98%, 12/21/2065(b)(g)	3,195	1,917

Consumer Finance — 0.8%
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	3,000	3,069
5.13%, 6/16/2025	1,500	1,620

		4,689

Containers & Packaging — 0.1%
Berry Global, Inc. 4.88%, 7/15/2026(g)	800	849

Diversified Telecommunication Services — 1.3%
CCO Holdings LLC
5.13%, 5/1/2027(g)	6,000	6,313
5.00%, 2/1/2028(g)	1,900	1,997

		8,310

Electric Utilities — 0.0%(h)
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021‡(d)	75,000	38

Electrical Equipment — 0.4%
Sensata Technologies BV 5.00%, 10/1/2025(g)	2,279	2,530

Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,433

Entertainment — 0.2%
Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,211

Health Care Providers & Services — 1.4%
Centene Corp. 4.75%, 1/15/2025	1,057	1,090
HCA, Inc.
5.38%, 2/1/2025	750	839
5.38%, 9/1/2026	2,750	3,125
Tenet Healthcare Corp. 7.50%, 4/1/2025(g)	3,100	3,393

		8,447

Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026(g)	700	732

Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. 4.88%, 7/31/2024(g)	1,268	1,263

Household Durables — 0.2%
Newell Brands, Inc. 4.70%, 4/1/2026(i)	1,000	1,077

Household Products — 0.3%
Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,040

Machinery — 0.3%
Colfax Corp. 6.00%, 2/15/2024(g)	2,000	2,072

Media — 0.3%
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	1,727	1,725

Multiline Retail — 0.2%
NMG 12.00%, 9/18/2025‡	1,470	1,544

Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy Partners LP 5.25%, 10/1/2025	2,150	2,207
DCP Midstream Operating LP 3.88%, 3/15/2023	250	256
NuStar Logistics LP 5.75%, 10/1/2025	1,600	1,684
PBF Logistics LP 6.88%, 5/15/2023	500	479
Sunoco LP 4.88%, 1/15/2023	250	254

		4,880

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc. 7.00%, 3/15/2024(g)	1,000	1,031

Specialty Retail — 0.4%
Staples, Inc. 7.50%, 4/15/2026(g)	2,500	2,519

Wireless Telecommunication Services — 0.2%
Sprint Corp. 7.88%, 9/15/2023	1,050	1,210

TOTAL CORPORATE BONDS (Cost $53,295)		54,725

	Shares (000)
COMMON STOCKS — 1.2%
Aerospace & Defense — 0.0%(h)
Remington Outdoor Co., Inc.*‡	419	—	(e)

Food & Staples Retailing — 0.0%(h)
Moran Foods Backstop Equity*‡	167	167

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	369	557
iHeartMedia, Inc., Class A*	18	220

		777

Multiline Retail — 0.2%
Neiman Marcus Group Restricted Equity*‡	1	93
Neiman Marcus Group Unrestricted Equity*‡	16	1,296

		1,389

Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp.*	194	4,229

Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	3	1,017

TOTAL COMMON STOCKS (Cost $13,285)		7,579

CONVERTIBLE PREFERRED STOCKS — 0.7%
Specialty Retail — 0.7%
Claire’s Stores, Inc. *‡ (Cost $973)	2	4,319

	No. of Rights (000)
RIGHTS — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., expiring 12/31/2049*‡ (Cost $ —)	1,250	1,376

	No. of Warrants (000)
WARRANTS — 0.2%
Diversified Telecommunication Services — 0.0%(h)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	7	91

Wireless Telecommunication Services — 0.2%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	138	1,039

TOTAL WARRANTS (Cost $2,479)		1,130

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Southcross Holdco Equity, 0.00%, 7/9/2070‡(Cost $470)	136	—

	Shares (000)
SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(j)(k) (Cost $21,334)	21,334	21,334

Total Investments — 98.8% (Cost $625,501)		612,851
Other Assets Less Liabilities — 1.2%		7,294

Net Assets — 100.0%		620,145

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Common Stocks
Aerospace & Defense	—	—	—	(b)	—	(b)
Food & Staples Retailing	—	—	167		167
Media	777	—	—		777
Multiline Retail	—	—	1,389		1,389
Oil, Gas & Consumable Fuels	4,229	—	—		4,229
Specialty Retail	—	—	1,017		1,017

Total Common Stocks	5,006	—	2,573		7,579

Convertible Preferred Stocks	—	—	4,319		4,319
Corporate Bonds
Auto Components	—	2,907	—		2,907
Chemicals	—	2,301	—		2,301
Commercial Services & Supplies	—	1,917	—		1,917
Consumer Finance	—	4,689	—		4,689
Containers & Packaging	—	849	—		849
Diversified Telecommunication Services	—	8,310	—		8,310
Electric Utilities	—	—	38		38
Electrical Equipment	—	2,530	—		2,530
Electronic Equipment, Instruments & Components	—	1,433	—		1,433
Entertainment	—	1,211	—		1,211
Health Care Providers & Services	—	8,447	—		8,447
Health Care Technology	—	732	—		732
Hotels, Restaurants & Leisure	—	1,263	—		1,263
Household Durables	—	1,077	—		1,077
Household Products	—	2,040	—		2,040
Machinery	—	2,072	—		2,072
Media	—	1,725	—		1,725
Multiline Retail	—	—	1,544		1,544
Oil, Gas & Consumable Fuels	—	4,880	—		4,880
Pharmaceuticals	—	1,031	—		1,031
Specialty Retail	—	2,519	—		2,519
Wireless Telecommunication Services	—	1,210	—		1,210

Total Corporate Bonds	—	53,143	1,582		54,725

Loan Assignments
Aerospace & Defense	—	9,043	—		9,043
Air Freight & Logistics	—	1,333	—		1,333
Airlines	—	3,977	—		3,977
Auto Components	—	9,171	—		9,171
Automobiles	—	3,890	—		3,890
Building Products	—	3,309	—		3,309
Chemicals	—	20,060	—		20,060
Commercial Services & Supplies	—	6,327	—		6,327
Communications Equipment	—	11,835	—		11,835
Construction & Engineering	—	6,373	—		6,373
Construction Materials	—	2,529	—		2,529
Containers & Packaging	—	20,852	—		20,852
Diversified Consumer Services	—	12,203	—		12,203
Diversified Financial Services	—	9,363	—		9,363
Diversified Telecommunication Services	—	35,943	—		35,943
Electric Utilities	—	13,507	—		13,507
Electrical Equipment	—	9,905	—		9,905
Entertainment	—	3,838	—		3,838
Equity Real Estate Investment Trusts (REITs)	—	6,193	—		6,193
Food & Staples Retailing	—	6,056	1,670		7,726
Food Products	—	23,075	—		23,075
Health Care Equipment & Supplies	—	3,096	—		3,096
Health Care Providers & Services	—	37,636	—		37,636
Hotels, Restaurants & Leisure	—	26,194	—		26,194
Household Products	—	6,096	—		6,096
Independent Power and Renewable Electricity Producers	—	3,808	—		3,808
Insurance	—	11,178	—		11,178
Interactive Media & Services	—	2,381	—		2,381
IT Services	—	11,230	—		11,230
Leisure Products	—	9,229	2,585		11,814
Life Sciences Tools & Services	—	3,888	—		3,888
Machinery	—	11,408	—		11,408
Media	—	56,761	—		56,761
Metals & Mining	—	2,217	—		2,217
Oil, Gas & Consumable Fuels	—	14,571	678		15,249
Paper & Forest Products	—	3,213	—		3,213
Pharmaceuticals	—	22,439	—		22,439
Professional Services	—	3,148	—		3,148
Real Estate Management & Development	—	3,695	—		3,695
Road & Rail	—	8,789	—		8,789
Software	—	35,982	—		35,982
Specialty Retail	—	13,519	—		13,519
Technology Hardware, Storage & Peripherals	—	6,629	—		6,629
Textiles, Apparel & Luxury Goods	—	1,566	—		1,566

Total Loan Assignments	—	517,455	4,933		522,388

Rights	—	—	1,376		1,376
Warrants	—	—	1,130		1,130
Short-Term Investments
Investment Companies	21,334	—	—		21,334

Total Investments in Securities	$26,340	$570,598	$15,913		$612,851

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as November 30, 2020
Investments in Securities:
Collateralized Mortgage Obligations	$—		$—	$(470)	$—	$470	$—	$—	$—		$—	(a)
Common Stocks - Aerospace & Defense	293		—	(293)	—	—	—	—	—		—	(b)
Common Stocks - Food & Staples Retailing	—		—	49	—	118	—	—	—		167
Common Stocks - Multiline Retail	—		—	614	—	775	—	—	—		1,389
Common Stocks - Oil, Gas & Consumable Fuels	106		—	364	—	—	(470)	—	—		—
Common Stocks - Specialty Retail	2,034		—	(1,017)	—	—	—	—	—		1,017
Convertible Preferred Stocks - Specialty Retail	—		537	591	—	3,880	(689)	—	—		4,319
Corporate Bonds - Electric Utilities	38		—	—	—	—	—	—	—		38
Corporate Bonds - Multiline Retail	—		—	74	—	1,470	—	—	—		1,544
Corporate Bonds - Wireless Telecommunication Services	—	(a)	14	— (b)	—	—	(14)	—	—		—
Loan Assignments - Food & Staples Retailing	—		—	139	22	1,509	—	—	—		1,670
Loan Assignments - Leisure Products	5,154		—	(2,585)	—	16	—	—	—	(b)	2,585
Loan Assignments - Oil, Gas & Consumable Fuels	—		—	—	—	678	—	—	—		678
Preferred Stocks - Specialty Retail	3,880		—	—	—	—	(3,880)	—	—		—
Rights - Independent Power and Renewable Electricity Producers	1,337		—	39	—	—	—	—	—		1,376
Warrants - Diversified Telecommunication Services	—		—	91	—	—	—	—	—		91
Warrants - Wireless Telecommunication Services	1,939		—	(900)	—	—	—	—	—		1,039

Total	$14,781		$551	$(3,304)	$22	$8,916	$(5,053)	$—	$—	(a)	$15,913

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(3,669,000).

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #
(Amounts in thousands)
	Fair Value at November 30, 2020	Techniques(s)	Unobserveable Input	Range (Weight Average) (a)
	$5,211	Term of Restructing	Expected Recovery	50.00%-100.00% (75.20%)

Loan Assignments	5,211

	167	Market Comparable Companies	EBITDA Multiple	6.0x (6.0x)

Common Stock	167

	91	Market Comparable Companies	EBITDA Multiple	4.8x (4.8x)

Warrants	91

Total	$5,469

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At November 30, 2020, the value of these securities was approximately $10,444,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$851	$761	$1,612	$—	$—	$—	—	$—	(b)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(c)	72,982	314,278	365,926	—	—	21,334	21,334	34		—

Total	$73,833	$315,039	$367,538	$—	$—	$21,334		$34		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of November 30, 2020.